UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09465

Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	February 29, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 40.3% (25.4% of Total Investments)
$ 300	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	$ 329,178
	Series 2011H, 5.000%, 7/01/41
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	252,115
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	154,881
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	543,070
	Series 2010-O, 5.000%, 7/01/40
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	531,714
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	868,561
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
85	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	89,735
130	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	134,011
600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/21 at 100.00	BBB	657,438
	University, Series 2011G, 5.625%, 7/01/41
550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA–	605,226
	University, Series 2012H, 5.000%, 7/01/28 – AGM Insured
225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee	7/21 at 100.00	Aa3	258,836
	School Issue, Series 2011-I, 5.000%, 7/01/24 – AGM Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	383,177
	Series 2004H, 5.000%, 7/01/17 – NPFG Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	1,011,480
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	506,145
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	1,793,712
	Series 2010G, 5.000%, 7/01/35
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	523,545
	Series 2003X-1, 5.000%, 7/01/42 (UB)
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,975,338
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
3,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	3,364,455
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
105	5.375%, 2/01/19	8/12 at 100.00	BBB–	105,066
270	5.375%, 2/01/29	8/12 at 100.00	BBB–	266,593
485	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	552,512
	FGIC Insured
1,070	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	1,255,688
115	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	134,309
14,870	Total Education and Civic Organizations			16,296,785
	Health Care – 33.9% (21.5% of Total Investments)
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	N/R	1,407,196
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/15 at 100.00	N/R	846,098
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	518,780
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	255,610
1,195	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,255,431
	Series 2011A, 5.000%, 7/01/41
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	203,756
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A+	424,328
	Hospitals, Series 2011F, 5.000%, 7/01/36
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	62,620
	Series 2006, 5.000%, 7/01/32 – AGM Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/21 at 100.00	A2	555,495
	Series 2011N, 5.000%, 7/01/25
240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	259,783
	Series 2010-I, 5.000%, 7/01/30
620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	676,513
	Health, Series 2011M, 5.375%, 7/01/41
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	1,083,320
	Health, Series 2011N, 5.000%, 7/01/29
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA–	829,397
	Hospital, Series 2005F, 5.125%, 7/01/35 – AGM Insured
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,994,729
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	252,533
	Hospital, Series 2010M, 5.500%, 7/01/40
1,000	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	1,075,000
	Series 2010A, 5.000%, 11/15/40
175	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A	191,088
	Series 2010, 4.750%, 11/15/29
1,600	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,806,864
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
12,850	Total Health Care			13,698,541
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
480	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	488,371
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 8.9% (5.7% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,000,590
250	5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	250,138
800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	810,960
	5.050%, 11/15/34
685	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	710,126
	4.650%, 11/15/27
800	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	833,496
	Series 2010-A2, 4.750%, 11/15/35
3,535	Total Housing/Single Family			3,605,310
	Long-Term Care – 2.2% (1.4% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/13 at 100.00	BBB	306,396
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
195	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	N/R	195,474
	and Children Inc., Series 2002A, 5.000%, 7/01/32 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	253,758
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	111,557
	7.625%, 1/01/30
850	Total Long-Term Care			867,185
	Tax Obligation/General – 16.1% (10.2% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	607,645
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	811,356
100	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	116,006
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,177,360
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	407,779
240	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	253,502
600	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	682,476
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	521,480
965	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	1,108,274
	5.000%, 8/01/36
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA+	408,744
335	5.000%, 6/15/19	No Opt. Call	AA+	420,217
5,595	Total Tax Obligation/General			6,514,839
	Tax Obligation/Limited – 27.0% (17.1% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	690,651
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	526,530
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/13 at 100.00	AA–	608,118
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,011,450
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AA	1,527,908
	5.500%, 11/01/12 – AGM Insured
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,013,850
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	556,740
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	653,196
	7/01/31 – AMBAC Insured
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	142,654
	0.000%, 7/01/32 – FGIC Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	1,317,564
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,082,310
	2010A, 5.375%, 8/01/39
325	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	336,898
	2011aA, 7.000%, 4/01/41
685	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	4/12 at 100.00	BBB+	686,856
	10/01/19
710	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	748,745
	Series 2010A, 5.000%, 10/01/29
10,615	Total Tax Obligation/Limited			10,903,470
	U.S. Guaranteed – 10.4% (6.6% of Total Investments) (5)
475	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	5/12 at 100.00	Aa3 (5)	475,922
	Program, Series 2001A, 5.250%, 11/15/18 (Pre-refunded 5/15/12) – NPFG Insured (Alternative
	Minimum Tax)
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	507,925
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,273,899
	(Pre-refunded 10/01/13)
1,000	Waterbury, Connecticut, General Obligation Special Capital Reserve Fund Bonds, Series 2002A,	4/12 at 100.00	AA (5)	1,004,640
	5.375%, 4/01/17 (Pre-refunded 4/01/12) – AGM Insured
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	936,822
	(Pre-refunded 10/01/15)
3,970	Total U.S. Guaranteed			4,199,208
	Utilities – 4.8% (3.0% of Total Investments)
560	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	563,287
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	6/12 at 102.00	Ba1	1,008,450
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
370	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/12 at 100.00	BBB	371,177
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,930	Total Utilities			1,942,914
	Water and Sewer – 13.1% (8.3% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	257,496
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	761,227
1,110	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	1,159,739
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	143,252
	6.000%, 7/01/25
375	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	376,579
	5.625%, 7/01/40
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	539,355
	6.000%, 7/01/38
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	780,533
470	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	480,570
700	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	777,991
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
5,020	Total Water and Sewer			5,276,742
$ 59,715	Total Investments (cost $60,145,967) – 157.9%			63,793,365
	Floating Rate Obligations – (9.5)%			(3,820,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.7)% (6)			(20,470,000)
	Other Assets Less Liabilities – 2.3%			892,772
	Net Assets Applicable to Common Shares – 100%			$ 40,396,137

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$63,793,365	$—	$63,793,365

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $56,335,274.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$3,768,290
Depreciation	(131,800)
Net unrealized appreciation (depreciation) of investments	$3,636,490

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments 32.1%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012